Property and Equipment, Net (Details) - Schedule of property and equipment - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cost:
Total cost	¥ 104,971
Less: Accumulated depreciation	12,528
Property and equipment, net	92,443
Miners for Bitcoin [Member]
Cost:
Total cost	¥ 104,971